EQUIPMENT (Tables)	9 Months Ended
Aug. 31, 2022
Disclosure Equipment Abstract
Schedule of Equipment

	Computer Equipment	Equipment	Vehicles	Total
	$	$	$	$
Cost:
At November 30, 2020	93,962	-	43,303	137,265
Disposals	(93,962)	-	-	(93,962)
At November 30, 2021	-	-	43,303	43,303
Additions - acquisition of DCU	426,389	3,931	-	430,320
Additions	1,260	-	-	1,260
Disposals	-	-	(43,303)	(43,303)
Net exchange differences	(58,384)	(2,928)	-	(61,312)
At August 31, 2022	369,265	1,003	-	370,268

Depreciation:
At November 30, 2020	29,011	-	-	29,011
Additions	19,485	-	12,991	32,476
Disposals	(48,496)	-	-	(48,496)
At November 30, 2021	-	-	12,991	12,991
Additions	64,146	393	-	64,539
Disposals	-	-	(12,991)	(12,991)
At August 31, 2022	64,146	393	-	64,539

Net book value:
At November 30, 2021	-	-	30,312	30,312
At August 31, 2022	305,119	610	-	305,729